Provisions and Contingencies - Additional information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) Claim	Dec. 31, 2017 BRL (R$) Claim	Dec. 01, 2018 BRL (R$)	Dec. 01, 2017 BRL (R$)	Nov. 22, 2017 BRL (R$)	Sep. 06, 2017 BRL (R$)
Disclosure of collateral and contractual commitments [line items]
Escrow deposits made under preliminary injunction	R$ 500,260	R$ 483,485
Reversed of the provision	23,376
Profit or loss on provision	291,278
Provisions for lawsuits and administrative proceedings	90,932	89,296
Provisions for labor litigation filed by former employees	101,173	82,425
Possible contingency	2,839,219	2,576,583
Contingent liabilities for tax matters and social security	1,941,749	1,709,435
IPIContingency	168,391	166,003
Legal Proceedings Related To Icms	836,393	618,774
ICMS credits	318,550	307,255
Reversal of ICMS credits	126,639	121,891
Reversal of alleged non-payment	125,703	113,999
Reversal of inventory differences	185,512	149,171
Reversal of conditioned fruition of fiscal incentive	121,745	0
Offset claims and credit dis-allowances	674,126	645,868
Amortization of goodwill paid on acquisition of subsidiary	193,771	187,027
Contingent liabilities for civil, environmental and regulatory claims	R$ 624,457	R$ 593,437
Number of lawsuits for civil, environmental and regulatory claims | Claim	3,520	2,783
Penalty on Ultragaz	R$ 32,983	R$ 32,315
Contingent liabilities not recognized to lawsuits	62,930	88,075
Contingent liabilities not recognized to extrajudicial lawsuits	3,426	25,852
Contingent liabilities for labor matters	R$ 273,013	R$ 273,711
Number of lawsuits for labor matters | Claim	1,726	1,899
Bottom of range [member]
Disclosure of collateral and contractual commitments [line items]
Percentage of possible loss contingency	25.00%
Top of range [member]
Disclosure of collateral and contractual commitments [line items]
Percentage of possible loss contingency	50.00%
Cia. Ultragaz and Bahiana [member]
Disclosure of collateral and contractual commitments [line items]
Liability provisions					R$ 95,987	R$ 2,154
Three employees and one former employee [member]
Disclosure of collateral and contractual commitments [line items]
Liability provisions					R$ 1,100
Two former employees, each [member]
Disclosure of collateral and contractual commitments [line items]
Liability provisions						R$ 50
Chevron and subsidiary IPP [member]
Disclosure of collateral and contractual commitments [line items]
Liability provisions	R$ 3,609	R$ 3,452	R$ 191,110	R$ 198,900
PIS and COFINS [member]
Disclosure of collateral and contractual commitments [line items]
Reversed of the provision	R$ 9,536	R$ 109,463